UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:          December 31, 1999
                                                        -----------------
Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one):  [  ]    is a restatement.
                                     [  ]    adds new holdings entries.
Investment Manager Filing this Report:

Name:       Stevenson Capital Management
            ------------------------------
Address:    2420 Sand Hill Road, Suite 101
            ------------------------------
            Menlo Park, CA 94024
            ------------------------------



Form 13F File Number:  28-03429
                          -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Walter R.Stevenson
            ------------------
Title:      Proprietor
            ------------------
Phone:      650/854-6210
            ------------------

Signature, Place, and Date of Signing:

 /s/ Walter R. Stevenson              Menlo Park, CA                 1/31/00
--------------------------------------------------------------------------------
        [Signature]                   [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported by other reporting manager(s))

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                   ------------

Form 13F Information Table Entry Total:                     217
                                                   ------------

Form 13F Information Table Value Total:            $    183,390
                                                   ------------
                                                     (thousands)

List of other Included Managers:

Provide a number list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filled, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

NONE


                                                   STEVENSON CAPITAL MANAGEMENT

                                                 Managed Assets as of December 31, 1999
        Item #1               Item # 2           Item #3   Item #4  Item #5           Item #6    Item #7           Item #8
                                                                                                                 Voting Authority
                                                                                                                 ----------------
                                                           Value       Shares/ Sh/  Put/Invstmt
      Name of Issuer        Title of class CUSIP           (x$1000)    PrnAmt  Prn Call Dscretn Managers       Sole   Shared   None
3M Company                   Com         604059105           313          3200          Sole                   Sole
AMB Property Corp.           Com         00163T109            10           500          Sole                   Sole
AT&T Corp.                   Com         001957109           941         18527          Sole                   Sole
Abbott Labs                  Com         002824100           145          4000          Sole                   Sole
Acxiom Corp.                 Com         005125109            96          4000          Sole                   Sole
Adams Express                Com         006212104            53          1593          Sole                   Sole
Adobe Systems                Com         00724F101           135          2000          Sole                   Sole
All American Semiconductor   Com         016557100             2           600          Sole                   Sole
Alliant Energy Corp          Com         018802108           294         10690          Sole                   Sole
Allstate Corp.               Com         020002101          1169         48600          Sole                   Sole
America Online               Com         02364J104          1487         19600          Sole                   Sole
American General Corp        Com         026351106           137          1800          Sole                   Sole
American Home Products       Com         026609107            97          2470          Sole                   Sole
American International Group Com         026874107          5536         51197          Sole                   Sole
Anheuser Busch               Com         035229103            14           200          Sole                   Sole
Apple Computer Inc.          Com         037833100           103          1000          Sole                   Sole
Applied Materials            Com         038222105           253          2000          Sole                   Sole
Archer-Daniels Midland Co.   Com         039483102           533         43950          Sole                   Sole
Asia Tigers Fund Inc.        Com         04516T105           185         18000          Sole                   Sole
Assoc. First Cap. Corp.      Com         046008108           143          5216          Sole                   Sole
BP Amoco P L C Sponsored ADR Com         055622104           590          9948          Sole                   Sole
BRE Properties               Com         05564E106          2752        121300          Sole                   Sole
Ballard Power Systems        Com         05858H104             3           100          Sole                   Sole
Banc One Corp                Com         059438101           466         14570          Sole                   Sole
Bankamerica Corp.            Com         066050105           747         14884          Sole                   Sole
Bell Atlantic Corp.          Com         077853109           122          1978          Sole                   Sole
Bell South Corp.             Com         079860102            72          1530          Sole                   Sole
Benson Petroleum Ltd.        Com         08261D106            22         25000          Sole                   Sole
Berkshire Hthwy Class A      Com         084670108           168            30          Sole                   Sole
Boeing Co.                   Com         097023105           655         15800          Sole                   Sole
Boston Scientific Corp Com   Com         101137107            22          1000          Sole                   Sole
Bristol Myers                Com         09247U107           951         14820          Sole                   Sole
Burlington Resources         Com         122014103            33          1000          Sole                   Sole
CIGNA Corp.                  Com         125509109           266          3300          Sole                   Sole
CMS Energy Corp Com          Com         125896100             7           212          Sole                   Sole
Cable & Wireless Hkt Spons A Com         126828102           262          9000          Sole                   Sole
Cadence Design Systems       Com         127387108           533         22200          Sole                   Sole
Caterpillar Inc.             Com         149123101           138          2936          Sole                   Sole
Cendant Corp.                Com         151313103           313         11800          Sole                   Sole
Chalone Wine Group Ltd.      Com         157639105             1           100          Sole                   Sole
Chase Manhattan Bank         Com         16161A108           957         12316          Sole                   Sole
Chevron Corp.                Com         166751107           745          8600          Sole                   Sole
Cirrus Logic Inc.            Com         172755100            41          3100          Sole                   Sole
Cisco Systems Inc.           Com         17275R102          1928         18000          Sole                   Sole
Citadel Technology Inc       Com         172889107           142         30000          Sole                   Sole
Citigroup Inc.               Com         173034109          1662         29850          Sole                   Sole
Clarify Inc.                 Com         180492100           189          1500          Sole                   Sole
Clorox Co.                   Com         189054109           403          8000          Sole                   Sole
Coastcast Corp               Com         19057T108            35          2100          Sole                   Sole
Columbia/HCA Hlthcare Com    Com         197677107            44          1500          Sole                   Sole
Comerica Inc.                Com         200340107            63          1350          Sole                   Sole
Compaq Computer              Com         204493100          2409         89000          Sole                   Sole
Computer Assoc Intl, Inc.    Com         204912109           227          3250          Sole                   Sole
Compuware Corp               Com         205638109          1043         28000          Sole                   Sole
DPL Inc Com                  Com         233293109             5           290          Sole                   Sole
Daimler-Chrysler             Com         D1668R123           481          6166          Sole                   Sole
Darden Restaurants Inc.      Com         237194105           102          5600          Sole                   Sole
Dell Computer Corp.          Com         247025109          1148         22500          Sole                   Sole
Deltic Timber Corp.          Com         247850100            33          1500          Sole                   Sole
Dominion Resources           Com         257470104           334          8500          Sole                   Sole
Dot Hill Systems Corp        Com         25848t109            20          4000          Sole                   Sole
Duff&Phelps Utils Inc Com    Com         264324104            17          2020          Sole                   Sole
Duke Energy                  Com         264399106          2139         42675          Sole                   Sole
E M C Corp Mass Com          Com         268648102            48           440          Sole                   Sole
Eastman Kodak                Com         277461109            53           800          Sole                   Sole
Edison International         Com         281020107           561         21440          Sole                   Sole
Elan Plc Adr                 Com         284131208            59          2000          Sole                   Sole
Emerging Mrkts Infrastruc Fu Com         290921105            42          3693          Sole                   Sole
Emerson Elec                 Com         291011104           373          6500          Sole                   Sole
Ennis Business Forms Inc.    Com         293389102           217         28000          Sole                   Sole
Enron Corp                   Com         293561106           174          3930          Sole                   Sole
European Warrant Fund Inc.   Com         298792102           111          5970          Sole                   Sole
Exxon Mobil Corp             Com         30231g102          4078         50620          Sole                   Sole
Fairfield Communities Inc.   Com         304231301            26          2406          Sole                   Sole
Fannie Mae                   Com         313586109          4650         74480          Sole                   Sole
Farmers & Merchants Bank Cen Com         308035104           505           200          Sole                   Sole
Farmers & Merchants Com      Com         308243104            40           199          Sole                   Sole
Federal Realty Investment Tr Com         313747206          1511         80300          Sole                   Sole
First National Bank Of Ancho Com         322387101            95           100          Sole                   Sole
Ford Motor Co.               Com         345370100          3049         57200          Sole                   Sole
Foundation Health Systems A  Com         350404109             8           780          Sole                   Sole
Franchise Finance Corp of Am Com         351807102           575         24000          Sole                   Sole
Freddie Mac Voting Shs       Com         313400301           315          6700          Sole                   Sole
Fresenius Med Care AG Sponso Com         358029106            30          1049          Sole                   Sole
GTE Corp.                    Com         362320103          4375         62000          Sole                   Sole
General Electric Co.         Com         369604103          5617         36300          Sole                   Sole
General Mills Inc.           Com         370334104           307          8600          Sole                   Sole
General Motors Class H       Com         370442832            96          1000          Sole                   Sole
Genesis Health Ventures      Com         371912106             8          4100          Sole                   Sole
Gillette                     Com         375766102          2718         66000          Sole                   Sole
Glaxo Wellcome Plc Adr       Com         37733W105            84          1500          Sole                   Sole
Global Small Capital Fund In Com         37935V103           132          5000          Sole                   Sole
Golden West Financial        Com         381317106            70          2100          Sole                   Sole
Grace W R & Co Del New Com   Com         38388f108            14          1000          Sole                   Sole
H&Q Healthcare Investors     Com         404052102           243         11314          Sole                   Sole
Halliburton Co.              Com         406216101          1179         29300          Sole                   Sole
Heinz H J Co Com             Com         423074103            49          1239          Sole                   Sole
Hewlett Packard Co.          Com         428236103          2423         21300          Sole                   Sole
I C N Pharmaceuticals Inc.   Com         448924100            51          2000          Sole                   Sole
ICG Communications Inc.      Com         449246107            32          1725          Sole                   Sole
INSCI Corp                   Com         45765T106            79         15000          Sole                   Sole
Informix Corp.               Com         456779107            57          5000          Sole                   Sole
Innkeepers USA Trust-SBI     Com         4576J0104          1418        173200          Sole                   Sole
Int'l House Of Pancakes      Com         449623107            50          3000          Sole                   Sole
Integrated Silicon Solutions Com         45812P107            41          2500          Sole                   Sole
Intel Corp.                  Com         458140100          7201         87480          Sole                   Sole
Interleukin Genetics Inc     Com         458738101            62         10000          Sole                   Sole
International Business Machi Com         459200101          6655         61688          Sole                   Sole
J. P. Morgan & Co.           Com         616880100           355          2800          Sole                   Sole
John Hancock Bank & Thrift O Com         409735107          3547        420400          Sole                   Sole
Johnson & Johnson            Com         478160104          3166         33950          Sole                   Sole
Kimberly Clark               Com         494368103           131          2000          Sole                   Sole
LSI Logic Corp.              Com         502161102            54           800          Sole                   Sole
Latin America Equity Fund In Com         51827T100           202         16000          Sole                   Sole
Lee Enterprises Inc.         Com         523768109            32          1000          Sole                   Sole
Lehman Bros. Holding         Com         524908100          1440         17000          Sole                   Sole
LifePoint Hospitals, Inc.    Com         53219L109             1            78          Sole                   Sole
Lilly Eli & Co.              Com         532457108            27           400          Sole                   Sole
Lithia Motors Inc.           Com         536797103            18          1000          Sole                   Sole
Lockheed Martin Corp.        Com         539830109           350         16000          Sole                   Sole
London Pacific Group         Com         542073101           720         20000          Sole                   Sole
Lucent Technologies Inc      Com         549463107           379          5058          Sole                   Sole
MCI Worldcom Inc.            Com         55268B106          2587         48750          Sole                   Sole
Mariner Post-Acute Ntwrk     Com         568459101             0          6500          Sole                   Sole
Marsh & Mclennan             Com         571748102           124          1300          Sole                   Sole
Mattel Inc.                  Com         577081102           158         12000          Sole                   Sole
McKesson HBOC Inc            Com         58155Q103            36          1600          Sole                   Sole
Mcdonalds Corp.              Com         580135101           347          8600          Sole                   Sole
MediaOne Group Inc.          Com         58440J104             5            60          Sole                   Sole
Merck & Co.                  Com         589331107           403          5992          Sole                   Sole
Merrill Lynch & Co.          Com         590188108          2924         35100          Sole                   Sole
Microsoft Corp.              Com         594918104          2872         24600          Sole                   Sole
Mirage Resorts Inc           Com         60462e104           590         39000          Sole                   Sole
Monsanto Co.                 Com         611662107           106          3000          Sole                   Sole
NCI Building Systems         Com         628852105           318         17200          Sole                   Sole
NCR Corp.                    Com         62886E108             0             9          Sole                   Sole
Nasdaq 100 Trust SR I        Com         631100104           402          2200          Sole                   Sole
Nestles Sa                   Com         641069406            73           800          Sole                   Sole
New Century Energies Inc.    Com         64352U103            59          1950          Sole                   Sole
New Plan Excel Realty Trust  Com         648053106          3901        246720          Sole                   Sole
Nordstrom, Inc.              Com         65473e105            39          1500          Sole                   Sole
Northern States Power        Com         665772109           560         28700          Sole                   Sole
Novell Inc.                  Com         670006105           100          2500          Sole                   Sole
Ocean Energy Inc Tex (New)   Com         67481e106            78         10000          Sole                   Sole
Oracle Systems               Com         68389X105          4118         36750          Sole                   Sole
Oxford Health Plans New      Com         691471106           102          8000          Sole                   Sole
Pacific Gas & Electric       Com         69331C108           112          5465          Sole                   Sole
Pfizer Inc.                  Com         717081103           633         19500          Sole                   Sole
Pharmaceutical Prod Dev      Com         717124101            15          1297          Sole                   Sole
Pharmacia & Upjohn Inc       Com         716941109            73          1629          Sole                   Sole
Philip Morris Cos.           Com         718154107           115          5000          Sole                   Sole
Philip Services Corp.        Com         71819M103             0          3000          Sole                   Sole
Premier Laser Systems        Com         740522107             1          1000          Sole                   Sole
Proctor & Gamble             Com         742718109           307          2800          Sole                   Sole
Quadramed Corp               Com         74730W101            44          5000          Sole                   Sole
Raymond James Financial      Com         754730109            34          1800          Sole                   Sole
Raytel Medical Corp          Com         755107109           116         38000          Sole                   Sole
Raytheon Co. Cl A            Com         755111309            37          1500          Sole                   Sole
Regions Financial Corp       Com         758940100            47          1860          Sole                   Sole
Royal Dutch Shell            Com         780857804           604          9980          Sole                   Sole
Royce Focus Trust Inc        Com         78080N108           977        207061          Sole                   Sole
Royce Value Trust Inc        Com         780910105          2108        161400          Sole                   Sole
S & P 500 Spiders            Com         78462F103          7520         51200          Sole                   Sole
SBC Communications, Inc.     Com         78387G103           195          4004          Sole                   Sole
SLM Holding Corp.            Com         78442A109           177          4200          Sole                   Sole
Schlumberger Ltd.            Com         806857108          2186         38950          Sole                   Sole
Scientific Atlanta Inc.      Com         808655104           447          8000          Sole                   Sole
Sealed Air Corp New Com      Com         81211k100            28           536          Sole                   Sole
Sempra Energy                Com         816851109           374         21500          Sole                   Sole
Southern Co.                 Com         842587107           282         12000          Sole                   Sole
St. Joe Corp.                Com         790148100           173          7100          Sole                   Sole
Staar Surgical Co Com Par $0 Com         852312305            24          2500          Sole                   Sole
Stanton Island Corp          Com         857550107           234         13000          Sole                   Sole
Steelcase Inc.               Com         858155203            12          1000          Sole                   Sole
Sterling Commerce Inc        Com         859205106             7           200          Sole                   Sole
Sun Microsystems             Com         866810104           589          7600          Sole                   Sole
Sybase, Inc.                 Com         871130100            17          1000          Sole                   Sole
Teco Energy                  Com         872375100           503         27100          Sole                   Sole
Templeton Dragon Fund        Com         88018T101           182         18500          Sole                   Sole
Three Com Corp               Com         885535104          2421         51500          Sole                   Sole
Time Warner                  Com         887315109          1801         24900          Sole                   Sole
Transocean Sedco Forex Inc   Com         g90078109            91          2711          Sole                   Sole
Tri Valley Corp.             Com         895735108             8          5000          Sole                   Sole
Triad Hospitals, Inc.        Com         89579K109             1            78          Sole                   Sole
Tyco Intl Ltd New Com        Com         902124106            21           542          Sole                   Sole
U.S. Diagnostic Inc Eff      Com         90328Q108             1          1000          Sole                   Sole
Unisys                       Com         909214108           192          6000          Sole                   Sole
United Parcel Service Inc CL Com         911312106            35           500          Sole                   Sole
Unumprovident Corp Com       Com         91529y106           273          8500          Sole                   Sole
Utah Medical Inc             Com         917488108           575         85200          Sole                   Sole
Vodafone Airtouch PLC Sponso Com         92857T107           169          3415          Sole                   Sole
Wal-Mart Stores Inc.         Com         931142103           726         10500          Sole                   Sole
Walden Residential Propertie Com         931210108           497         23000          Sole                   Sole
Walt Disney Co.              Com         254687106          2425         82900          Sole                   Sole
Warner-Lambert Co.           Com         934488107          2384         29100          Sole                   Sole
Washington Mututal, Inc.     Com         939322103          3571        138000          Sole                   Sole
Washington Real Estate Inv T Com         939653101           708         47200          Sole                   Sole
Waste Management Inc         Com         94106l109          2682        156019          Sole                   Sole
Williams Cos Inc Del Com     Com         969457100            21           700          Sole                   Sole
Wyndam International Inc     Com         983101106            15          5000          Sole                   Sole
Xerox Corporation            Com         984121103          1997         88000          Sole                   Sole
Innkeepers USA Trust 8.625%  Com         4576j0302          1265         71800          Sole                   Sole
Sealed Air Corp PFD Cum Ser  Com         81211k209            24           475          Sole                   Sole
Pilgrim Bank & Thrift Fd     Com         998908727           919         53000          Sole                   Sole
Smith Barney Small Cap Blend Com         83181R107          9745        683400          Sole                   Sole
Vangard Small Cap Index      Com         922908702          3280        139000          Sole                   Sole
Vanguard 500 Fund            Com         922908108           907          6700          Sole                   Sole
Windsor Fund                 Com         922018106            61          4000          Sole                   Sole
Blackrock Calif. Muni Fund   Com         09247U107           125          8300          Sole                   Sole
Greenwich St. Calif. Muni    Com         397009101          2129        200400          Sole                   Sole
Hyperion Term 2005           Com         448918102          3444        433900          Sole                   Sole
Pilgrim Fd Prime Rate Tr New Com         720906106          1688        211000          Sole                   Sole
Pimco Commercial Mortgage    Com         693388100          1883        156900          Sole                   Sole
RCM Global Government Fund   Com         74936A101          3529        392100          Sole                   Sole
TCW/DW Term 2003             Com         87234U108          1710        190000          Sole                   Sole
TCW/DW Term Trust 2000       Com         87234V106           153         16000          Sole                   Sole
Vanguard Long Term Muni Bond Com         922907308             4           376          Sole                   Sole

TOTALS:                                                   183390       6924736